Distribution Date:	07/17/26	BMO 2024-5C8 Mortgage Trust
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	7		Attention: CMBS Servicing	commercial.servicing@trimont.com
Current Mortgage Loan and Property Stratification	8-12		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 1)	13-15	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 2)	16-18		Attention: Amy Dixon, General Counsel	amy.dixon@greyco.com
Principal Prepayment Detail	19		5221 N. O’Connor Blvd., Suite 800 | Irving, TX 75039 | United States
		Trustee	Computershare Trust Company, N.A.
Historical Detail	20
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21			trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Certificate Administrator	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24			trustadministrationgroup@computershare.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	27
			Attention: BMO 2024-5C8 Transaction Manager	notices@pentalphasurveillance.com
Interest Shortfall Detail - Collateral Level	28		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	09661XAA6	4.833700%	1,065,000.00	762,632.85	20,650.10	3,071.95	0.00	0.00	23,722.05	741,982.75	30.01%	30.00%
A-2	09661XAB4	5.152900%	115,000,000.00	115,000,000.00	0.00	493,819.58	0.00	0.00	493,819.58	115,000,000.00	30.01%	30.00%
A-3	09661XAC2	5.625300%	578,222,000.00	578,222,000.00	0.00	2,710,560.18	0.00	0.00	2,710,560.18	578,222,000.00	30.01%	30.00%
A-S	09661XAF5	5.940400%	112,822,000.00	112,822,000.00	0.00	558,506.51	0.00	0.00	558,506.51	112,822,000.00	18.63%	18.63%
B	09661XAG3	6.091100%	48,352,000.00	48,352,000.00	0.00	245,430.72	0.00	0.00	245,430.72	48,352,000.00	13.75%	13.75%
C	09661XAH1	5.744000%	35,944,000.00	35,944,000.00	0.00	172,051.95	0.00	0.00	172,051.95	35,944,000.00	10.13%	10.13%
D	09661XAL2	4.500000%	9,929,000.00	9,929,000.00	0.00	37,233.75	0.00	0.00	37,233.75	9,929,000.00	9.13%	9.13%
E-RR	09661XAN8	6.566394%	21,076,000.00	21,076,000.00	0.00	115,327.77	0.00	0.00	115,327.77	21,076,000.00	7.00%	7.00%
F-RR	09661XAQ1	6.566394%	19,837,000.00	19,837,000.00	0.00	108,547.96	0.00	0.00	108,547.96	19,837,000.00	5.00%	5.00%
G-RR	09661XAS7	6.566394%	12,398,000.00	12,398,000.00	0.00	67,841.79	0.00	0.00	67,841.79	12,398,000.00	3.75%	3.75%
J-RR*	09661XAU2	6.566394%	37,194,388.00	37,194,388.00	0.00	203,527.50	0.00	0.00	203,527.50	37,194,388.00	0.00%	0.00%
R	09661XAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			991,839,388.00	991,537,020.85	20,650.10	4,715,919.66	0.00	0.00	4,736,569.76	991,516,370.75

X-A	09661XAD0	1.020245%	694,287,000.00	693,984,632.85	0.00	590,028.69	0.00	0.00	590,028.69	693,963,982.75
X-B	09661XAE8	0.624841%	197,118,000.00	197,118,000.00	0.00	102,639.52	0.00	0.00	102,639.52	197,118,000.00
X-D	09661XAJ7	2.066394%	9,929,000.00	9,929,000.00	0.00	17,097.69	0.00	0.00	17,097.69	9,929,000.00
Notional SubTotal			901,334,000.00	901,031,632.85	0.00	709,765.90	0.00	0.00	709,765.90	901,010,982.75

Deal Distribution Total					20,650.10	5,425,685.56	0.00	0.00	5,446,335.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	09661XAA6	716.08718310	19.38976526	2.88446009	0.00000000	0.00000000	0.00000000	0.00000000	22.27422535	696.69741784
A-2	09661XAB4	1,000.00000000	0.00000000	4.29408330	0.00000000	0.00000000	0.00000000	0.00000000	4.29408330	1,000.00000000
A-3	09661XAC2	1,000.00000000	0.00000000	4.68775000	0.00000000	0.00000000	0.00000000	0.00000000	4.68775000	1,000.00000000
A-S	09661XAF5	1,000.00000000	0.00000000	4.95033336	0.00000000	0.00000000	0.00000000	0.00000000	4.95033336	1,000.00000000
B	09661XAG3	1,000.00000000	0.00000000	5.07591661	0.00000000	0.00000000	0.00000000	0.00000000	5.07591661	1,000.00000000
C	09661XAH1	1,000.00000000	0.00000000	4.78666676	0.00000000	0.00000000	0.00000000	0.00000000	4.78666676	1,000.00000000
D	09661XAL2	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	09661XAN8	1,000.00000000	0.00000000	5.47199516	0.00000000	0.00000000	0.00000000	0.00000000	5.47199516	1,000.00000000
F-RR	09661XAQ1	1,000.00000000	0.00000000	5.47199476	0.00000000	0.00000000	0.00000000	0.00000000	5.47199476	1,000.00000000
G-RR	09661XAS7	1,000.00000000	0.00000000	5.47199468	0.00000000	0.00000000	0.00000000	0.00000000	5.47199468	1,000.00000000
J-RR	09661XAU2	1,000.00000000	0.00000000	5.47199486	0.00000000	0.34888301	0.00000000	0.00000000	5.47199486	1,000.00000000
R	09661XAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	09661XAD0	999.56449257	0.00000000	0.84983399	0.00000000	0.00000000	0.00000000	0.00000000	0.84983399	999.53474968
X-B	09661XAE8	1,000.00000000	0.00000000	0.52070090	0.00000000	0.00000000	0.00000000	0.00000000	0.52070090	1,000.00000000
X-D	09661XAJ7	1,000.00000000	0.00000000	1.72199517	0.00000000	0.00000000	0.00000000	0.00000000	1.72199517	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/26 - 06/30/26	30	0.00	3,071.95	0.00	3,071.95	0.00	0.00	0.00	3,071.95	0.00
A-2	06/01/26 - 06/30/26	30	0.00	493,819.58	0.00	493,819.58	0.00	0.00	0.00	493,819.58	0.00
A-3	06/01/26 - 06/30/26	30	0.00	2,710,560.18	0.00	2,710,560.18	0.00	0.00	0.00	2,710,560.18	0.00
X-A	06/01/26 - 06/30/26	30	0.00	590,028.69	0.00	590,028.69	0.00	0.00	0.00	590,028.69	0.00
X-B	06/01/26 - 06/30/26	30	0.00	102,639.52	0.00	102,639.52	0.00	0.00	0.00	102,639.52	0.00
X-D	06/01/26 - 06/30/26	30	0.00	17,097.69	0.00	17,097.69	0.00	0.00	0.00	17,097.69	0.00
A-S	06/01/26 - 06/30/26	30	0.00	558,506.51	0.00	558,506.51	0.00	0.00	0.00	558,506.51	0.00
B	06/01/26 - 06/30/26	30	0.00	245,430.72	0.00	245,430.72	0.00	0.00	0.00	245,430.72	0.00
C	06/01/26 - 06/30/26	30	0.00	172,051.95	0.00	172,051.95	0.00	0.00	0.00	172,051.95	0.00
D	06/01/26 - 06/30/26	30	0.00	37,233.75	0.00	37,233.75	0.00	0.00	0.00	37,233.75	0.00
E-RR	06/01/26 - 06/30/26	30	0.00	115,327.77	0.00	115,327.77	0.00	0.00	0.00	115,327.77	0.00
F-RR	06/01/26 - 06/30/26	30	0.00	108,547.96	0.00	108,547.96	0.00	0.00	0.00	108,547.96	0.00
G-RR	06/01/26 - 06/30/26	30	0.00	67,841.79	0.00	67,841.79	0.00	0.00	0.00	67,841.79	0.00
J-RR	06/01/26 - 06/30/26	30	12,905.87	203,527.50	0.00	203,527.50	0.00	0.00	0.00	203,527.50	12,976.49
Totals			12,905.87	5,425,685.56	0.00	5,425,685.56	0.00	0.00	0.00	5,425,685.56	12,976.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	5,446,335.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,437,377.37	Master Servicing Fee	2,181.33
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,849.67
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	413.14
ARD Interest	0.00	Operating Advisor Fee	760.18
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	487.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,437,377.37	Total Fees	11,691.82

Principal		Expenses/Reimbursements
Scheduled Principal	20,650.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	20,650.10	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,425,685.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	20,650.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,446,335.66
Total Funds Collected	5,458,027.47	Total Funds Distributed	5,458,027.48

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	991,537,020.85	991,537,020.85	Beginning Certificate Balance	991,537,020.85
(-) Scheduled Principal Collections	20,650.10	20,650.10	(-) Principal Distributions	20,650.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	991,516,370.75	991,516,370.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	991,537,020.85	991,537,020.85	Ending Certificate Balance	991,516,370.75
Ending Actual Collateral Balance	991,516,370.75	991,516,370.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	8	22,963,914.00	2.32%	40	7.2500	1.415044	1.49x or less	33	581,800,920.75	58.68%	41	6.6992	1.238808
$5,000,000 to $9,999,999	14	90,878,000.00	9.17%	40	6.6380	1.616223	1.50x to 1.59x	10	103,601,062.00	10.45%	40	7.2929	1.511804
$10,000,000 to $19,999,999	22	312,977,474.00	31.57%	40	6.3307	1.596192	1.60x to 1.99x	12	216,171,000.00	21.80%	41	6.1407	1.777056
$20,000,000 to $29,999,999	11	263,426,982.75	26.57%	41	6.9145	1.346257	2.00x to 2.99x	7	89,943,388.00	9.07%	40	6.0489	2.196068
$30,000,000 to $39,999,999	4	134,470,000.00	13.56%	40	7.2272	1.471915	3.00x or greater	0	0.00	0.00%	0	0.0000	0.000000
$40,000,000 or greater	3	166,800,000.00	16.82%	41	5.8770	1.364020	Totals	62	991,516,370.75	100.00%	40	6.5805	1.471517
Totals	62	991,516,370.75	100.00%	40	6.5805	1.471517
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	779,012.98	0.08%	39	5.1760	2.092200	Tennessee	2	10,421,670.29	1.05%	40	5.2024	1.227359
Arizona	1	443,710.66	0.04%	40	5.5325	1.306900	Texas	9	42,510,922.05	4.29%	41	6.3511	1.417237
Arkansas	4	6,142,045.70	0.62%	41	6.7943	1.350403	Utah	2	1,477,644.22	0.15%	39	5.1760	2.092200
California	3	15,747,473.63	1.59%	41	7.1959	1.155326	Virginia	1	57,300,000.00	5.78%	41	5.6600	1.650800
Colorado	2	25,303,916.85	2.55%	40	5.1926	1.225000	Washington	2	48,970,000.00	4.94%	41	7.0783	1.838482
Delaware	2	61,500,000.00	6.20%	40	7.4688	1.349851	West Virginia	1	687,639.59	0.07%	40	5.5325	1.306900
Florida	4	47,366,028.35	4.78%	40	6.5178	0.740261	Wisconsin	1	1,413,617.35	0.14%	39	5.1760	2.092200
Georgia	4	74,613,261.56	7.53%	39	7.4334	1.453508	Totals	98	991,516,370.75	100.00%	40	6.5805	1.471517
Illinois	4	18,688,484.07	1.88%	40	5.1958	1.300553
									Property Type³
Indiana	3	18,715,869.10	1.89%	39	6.3079	1.550200
Iowa	3	3,870,116.24	0.39%	39	5.1760	2.092200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	30,105,099.50	3.04%	41	8.3642	1.322672		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	17,000,000.00	1.71%	41	7.5500	1.394600	Industrial	25	64,389,388.01	6.49%	40	6.5000	1.574289
Massachusetts	4	42,635,000.00	4.30%	40	6.5937	1.663240	Lodging	25	25,500,000.00	2.57%	40	6.5354	1.284335
Michigan	4	75,500,000.00	7.61%	41	7.2685	1.850423	Mixed Use	6	181,846,982.75	18.34%	40	6.8609	1.547902
Missouri	5	6,780,285.58	0.68%	39	5.2569	1.914004	Multi-Family	29	422,774,999.99	42.64%	41	6.3554	1.212465
Nebraska	4	2,663,857.45	0.27%	40	5.3983	1.602515	Office	5	88,585,000.00	8.93%	40	7.0581	1.511139
Nevada	1	3,700,000.00	0.37%	40	6.8900	1.275800	Retail	7	204,720,000.00	20.65%	41	6.6150	1.742647
New Jersey	1	12,000,000.00	1.21%	39	7.0500	1.388000	Self Storage	1	3,700,000.00	0.37%	40	6.8900	1.275800
New Mexico	1	834,883.25	0.08%	40	5.5325	1.306900	Totals	98	991,516,370.75	100.00%	40	6.5805	1.471517
New York	19	359,701,054.92	36.28%	41	6.2852	1.358034
North Carolina	1	1,656,065.42	0.17%	39	5.1760	2.092200
Ohio	2	1,636,503.72	0.17%	39	5.1760	2.092200
Oklahoma	3	1,022,604.21	0.10%	40	5.4049	1.588060
South Carolina	1	329,604.06	0.03%	40	5.5325	1.306900

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	14	243,689,388.00	24.58%	40	5.3946	1.731645	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000% to 6.49999%	8	143,525,000.00	14.48%	41	6.2429	1.254117	13 months to 24 months	62	991,516,370.75	100.00%	40	6.5805	1.471517
	6.50000% to 6.99999%	14	253,205,000.00	25.54%	41	6.7169	1.272338	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	22	267,920,000.00	27.02%	40	7.2951	1.602254	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000% or greater	4	83,176,982.75	8.39%	41	7.9203	1.269757	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	991,516,370.75	100.00%	40	6.5805	1.471517	Totals	62	991,516,370.75	100.00%	40	6.5805	1.471517
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	62	991,516,370.75	100.00%	40	6.5805	1.471517	Interest Only	61	961,839,388.00	97.01%	40	6.5242	1.476103
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	1	29,676,982.75	2.99%	41	8.4050	1.322900
	Totals	62	991,516,370.75	100.00%	40	6.5805	1.471517	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	991,516,370.75	100.00%	40	6.5805	1.471517
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		24	248,665,756.00	25.08%	40	6.2787	1.664822			No outstanding loans in this group
	12 months or less	38	742,850,614.75	74.92%	41	6.6815	1.406810
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	991,516,370.75	100.00%	40	6.5805	1.471517
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	329221001	RT	Elmhurst	NY	Actual/360	5.370%	71,600.00	0.00	0.00	N/A	11/06/29	--	16,000,000.00	16,000,000.00	07/06/26
1A	329221101				Actual/360	5.370%	67,125.00	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	07/06/26
1B	329221111				Actual/360	5.370%	22,375.00	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	07/06/26
1C	329222001				Actual/360	5.370%	67,125.00	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	07/06/26
1D	329222201				Actual/360	5.370%	22,375.00	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	07/06/26
1E	329222221				Actual/360	5.370%	67,125.00	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	07/06/26
2	329221002	MF	Bronx	NY	Actual/360	6.210%	122,047.20	0.00	0.00	N/A	12/06/29	--	23,584,000.00	23,584,000.00	07/06/26
2A	329221102				Actual/360	6.210%	122,042.02	0.00	0.00	N/A	12/06/29	--	23,583,000.00	23,583,000.00	07/06/26
2B	329221112				Actual/360	6.210%	122,042.02	0.00	0.00	N/A	12/06/29	--	23,583,000.00	23,583,000.00	07/06/26
3	329060001	MF	Various	Various	Actual/360	5.180%	196,397.34	0.00	0.00	N/A	11/06/29	--	45,500,000.00	45,500,000.00	07/06/26
3A	329221003				Actual/360	5.180%	23,740.34	0.00	0.00	N/A	11/06/29	--	5,500,000.00	5,500,000.00	07/06/26
3B	329060004				Actual/360	5.180%	56,113.52	0.00	0.00	N/A	11/06/29	--	13,000,000.00	13,000,000.00	07/06/26
4	329221004	MF	Various	NY	Actual/360	6.567%	350,240.00	0.00	0.00	N/A	12/06/29	--	64,000,000.00	64,000,000.00	07/06/26
5	329221005	MU	Atlanta	GA	Actual/360	7.375%	117,686.18	0.00	0.00	N/A	10/06/29	--	19,148,938.00	19,148,938.00	07/06/26
5A	329221105				Actual/360	7.375%	94,148.93	0.00	0.00	N/A	10/06/29	--	15,319,148.00	15,319,148.00	07/06/26
5B	329221115				Actual/360	7.375%	10,898.92	0.00	0.00	N/A	10/06/29	--	1,773,383.00	1,773,383.00	07/06/26
5C	329222105				Actual/360	7.375%	56,904.27	0.00	0.00	N/A	10/06/29	--	9,259,000.00	9,259,000.00	07/06/26
5D	329222115				Actual/360	7.375%	10,654.26	0.00	0.00	N/A	10/06/29	--	1,733,574.00	1,733,574.00	07/06/26
5E	329223105				Actual/360	7.375%	10,898.92	0.00	0.00	N/A	10/06/29	--	1,773,383.00	1,773,383.00	07/06/26
5F	329223115				Actual/360	7.375%	56,904.27	0.00	0.00	N/A	10/06/29	--	9,259,000.00	9,259,000.00	07/06/26
5G	329224105				Actual/360	7.375%	10,654.26	0.00	0.00	N/A	10/06/29	--	1,733,574.00	1,733,574.00	07/06/26
6	329221006	MU	Chantilly	VA	Actual/360	5.660%	270,265.00	0.00	0.00	N/A	12/06/29	--	57,300,000.00	57,300,000.00	07/06/26
7	695101660	RT	Kentwood	MI	Actual/360	7.350%	183,750.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	07/06/26
7A	695101663				Actual/360	7.350%	122,500.00	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	07/06/26
8	329221008	RT	Auburn	WA	Actual/360	7.330%	219,716.75	0.00	0.00	N/A	12/06/29	--	35,970,000.00	35,970,000.00	07/06/26
9	329221009	OF	Wilmington	DE	Actual/360	7.380%	218,325.00	0.00	0.00	N/A	11/06/29	--	35,500,000.00	35,500,000.00	07/06/26
10	329221010	MF	Altamonte Springs	FL	Actual/360	6.839%	188,072.50	0.00	0.00	N/A	11/06/29	--	33,000,000.00	33,000,000.00	06/06/26
11	329221011	MU	Newport	KY	Actual/360	8.405%	208,007.17	20,650.10	0.00	N/A	12/01/29	--	29,697,632.85	29,676,982.75	07/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
12	695101659	OF	Brooklyn	NY	Actual/360	6.915%	167,112.50	0.00	0.00	N/A	12/06/29	--	29,000,000.00	29,000,000.00	07/06/26
13	329221013	MF	New York	NY	Actual/360	6.427%	144,607.50	0.00	0.00	N/A	12/01/29	--	27,000,000.00	27,000,000.00	07/01/26
14	329221014	IN	Various	Various	Actual/360	5.176%	56,913.11	0.00	0.00	N/A	10/06/29	--	13,194,694.00	13,194,694.00	07/06/26
14A	329231014				Actual/360	5.176%	56,913.11	0.00	0.00	N/A	10/06/29	--	13,194,694.00	13,194,694.00	07/06/26
15	329221015	IN	Wilmington	DE	Actual/360	7.590%	164,450.00	0.00	0.00	N/A	12/06/29	--	26,000,000.00	26,000,000.00	07/06/26
16	329221016	MF	Brooklyn	NY	Actual/360	6.000%	95,000.00	0.00	0.00	N/A	11/06/29	--	19,000,000.00	19,000,000.00	07/06/26
16A	329221116				Actual/360	6.000%	25,000.00	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	07/06/26
17	329221017	MF	Various	MI	Actual/360	7.070%	123,725.00	0.00	0.00	N/A	12/06/29	--	21,000,000.00	21,000,000.00	07/06/26
18	695101668	Various Lawrence		MA	Actual/360	7.010%	80,322.92	0.00	0.00	N/A	12/06/29	--	13,750,000.00	13,750,000.00	07/06/26
18A	695101670				Actual/360	7.010%	36,510.42	0.00	0.00	N/A	12/06/29	--	6,250,000.00	6,250,000.00	07/06/26
19	329221019	MF	Houston	TX	Actual/360	6.700%	111,666.67	0.00	0.00	N/A	12/05/29	--	20,000,000.00	20,000,000.00	07/05/26
20	329221020	MF	Brooklyn	NY	Actual/360	6.590%	109,833.33	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	07/06/26
21	695101676	RT	Houma	LA	Actual/360	7.550%	106,958.33	0.00	0.00	N/A	12/06/29	--	17,000,000.00	17,000,000.00	07/06/26
22	329221022	MF	Fort Wayne	IN	Actual/360	6.500%	86,666.67	0.00	0.00	N/A	10/06/29	--	16,000,000.00	16,000,000.00	07/06/26
23	301271922	LO	Various	Various	Actual/360	5.533%	69,156.54	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	07/06/26
24	329221024	RT	Palo Alto	CA	Actual/360	7.421%	86,578.33	0.00	0.00	N/A	12/06/29	--	14,000,000.00	14,000,000.00	07/06/26
25	329221025	MF	Brooklyn	NY	Actual/360	6.920%	79,003.33	0.00	0.00	N/A	11/06/29	--	13,700,000.00	13,700,000.00	05/06/26
26	329221026	RT	Renton	WA	Actual/360	6.382%	69,138.33	0.00	0.00	N/A	12/06/29	--	13,000,000.00	13,000,000.00	07/06/26
27	695101657	MF	Bronx	NY	Actual/360	6.845%	72,157.71	0.00	0.00	N/A	12/06/29	--	12,650,000.00	12,650,000.00	07/06/26
28	329221028	OF	Boston	MA	Actual/360	6.567%	41,487.02	0.00	0.00	N/A	11/06/29	--	7,581,000.00	7,581,000.00	07/06/26
28A	329221128				Actual/360	6.567%	27,658.01	0.00	0.00	N/A	11/06/29	--	5,054,000.00	5,054,000.00	07/06/26
29	329221029	MF	San Antonio	TX	Actual/360	6.690%	68,015.00	0.00	0.00	N/A	12/01/29	--	12,200,000.00	12,200,000.00	05/01/26
30	695101680	IN	South Brunswick	NJ	Actual/360	7.050%	41,125.00	0.00	0.00	N/A	10/06/29	--	7,000,000.00	7,000,000.00	07/06/26
30A	695101681				Actual/360	7.050%	29,375.00	0.00	0.00	N/A	10/06/29	--	5,000,000.00	5,000,000.00	07/06/26
31	329221031	MU	New York	NY	Actual/360	6.930%	65,373.00	0.00	0.00	N/A	12/06/29	--	11,320,000.00	11,320,000.00	07/06/26
32	329221032	LO	Smyrna	GA	Actual/360	7.968%	69,720.00	0.00	0.00	N/A	12/06/29	--	10,500,000.00	10,500,000.00	07/06/26
33	329221033	MU	Watertown	MA	Actual/360	5.795%	48,291.67	0.00	0.00	N/A	09/01/29	--	10,000,000.00	10,000,000.00	07/01/26
34	329221034	MF	Various	NY	Actual/360	6.400%	46,800.00	0.00	0.00	N/A	10/06/29	--	8,775,000.00	8,775,000.00	07/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	329221035	MF	Bronx	NY	Actual/360	7.280%	43,680.00	0.00	0.00	N/A	12/06/29	--	7,200,000.00	7,200,000.00	07/06/26
36	329221036	OF	West Palm Beach	FL	Actual/360	6.905%	28,770.83	0.00	0.00	N/A	09/06/29	--	5,000,000.00	5,000,000.00	07/06/26
37	329221037	MF	Jackson	MI	Actual/360	7.289%	27,333.75	0.00	0.00	N/A	11/06/29	--	4,500,000.00	4,500,000.00	07/06/26
38	329221038	MF	Little Rock	AR	Actual/360	7.470%	24,900.00	0.00	0.00	N/A	12/06/29	--	4,000,000.00	4,000,000.00	07/06/26
39	695101648	RT	Savannah	GA	Actual/360	7.090%	22,156.25	0.00	0.00	N/A	11/06/29	--	3,750,000.00	3,750,000.00	07/06/26
40	329221040	SS	Fernley	NV	Actual/360	6.890%	21,244.17	0.00	0.00	N/A	11/06/29	--	3,700,000.00	3,700,000.00	06/06/26
Totals							5,437,377.37	20,650.10	0.00				991,537,020.85	991,516,370.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	49,785,728.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,638,197.50	1,429,753.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	39,863,284.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,479,729.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	28,230,307.38	7,454,559.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,232,017.85	1,347,812.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,444,990.12	3,103,132.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,545,090.21	2,066,326.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,347,022.62	1,083,241.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,132,275.35	0.00	--	--	--	0.00	0.00	188,003.75	188,003.75	0.00	0.00
11	6,766,235.57	1,401,115.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
12	2,883,992.24	731,918.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,901,046.73	510,928.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	9,707,167.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,857,938.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,447,552.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,162,947.48	584,668.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	9,565,880.00	7,945,868.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,862,655.22	478,303.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,065,051.44	501,716.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,691,554.21	396,321.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	110,700,863.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,471,768.82	301,980.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,260,493.30	310,796.55	01/01/26	03/31/26	--	0.00	0.00	78,843.38	160,582.08	19,106.53	0.00
26	1,704,668.29	387,169.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	19,781.42	0.00
28	16,473,475.00	3,277,077.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,287,061.53	0.00	--	--	--	0.00	0.00	67,872.57	138,245.49	0.00	0.00
30	7,296,743.00	7,296,661.66	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,164,997.48	326,607.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,139,065.16	1,240,760.91	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	14,746,895.00	3,068,525.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	778,753.05	198,928.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	742,485.24	170,747.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	9,452,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	451,158.73	118,706.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	442,602.06	105,868.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	4,953.04	0.00
39	380,016.80	95,004.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	337,230.78	82,356.93	01/01/26	03/31/26	--	0.00	0.00	21,236.46	21,236.46	0.00	0.00
Totals	379,583,400.26	47,874,794.95				0.00	0.00	355,956.16	508,067.78	43,840.99	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	2	25,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580506%	6.566356%	40
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580544%	6.566394%	41
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580569%	6.566419%	42
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580606%	6.566457%	43
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580631%	6.566481%	44
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580694%	6.566544%	45
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580718%	6.566568%	46
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580741%	6.566591%	47
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580778%	6.566628%	48
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580801%	6.566651%	49
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580837%	6.566687%	50
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.580860%	6.566710%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
10	329221010	06/06/26	0	B	188,003.75	188,003.75	0.00		33,000,000.00
25	329221025	05/06/26	1	1	78,843.38	160,582.08	19,106.53		13,700,000.00
29	329221029	05/01/26	1	1	67,872.57	138,245.49	0.00		12,200,000.00
40	329221040	06/06/26	0	B	21,236.46	21,236.46	0.00		3,700,000.00
Totals					355,956.16	508,067.78	19,106.53		62,600,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		991,516,371	965,616,371		25,900,000	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	991,516,371	965,616,371	25,900,000	0	0	0
Jun-26	991,537,021	991,537,021	0	0	0	0
May-26	991,550,639	991,550,639	0	0	0	0
Apr-26	991,571,051	991,571,051	0	0	0	0
Mar-26	991,584,424	991,584,424	0	0	0	0
Feb-26	991,618,409	991,618,409	0	0	0	0
Jan-26	991,631,442	991,631,442	0	0	0	0
Dec-25	991,644,382	991,644,382	0	0	0	0
Nov-25	991,664,142	991,664,142	0	0	0	0
Oct-25	991,676,846	991,676,846	0	0	0	0
Sep-25	991,696,380	991,696,380	0	0	0	0
Aug-25	991,708,853	991,708,853	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29